Notes Payable - Schedule of Derivative Liability Activity (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Balance of derivative liability beginning	$ 246
Change in fair value recognized in non-operating income (expense)	67	(309)
Balance of derivative liability ending	$ 313	$ 246